Intangible Assets, Net (Production license)	12 Months Ended
Dec. 31, 2014
Production license
Intangible assets, net
Intangible Assets, Net

11.Intangible Assets, Net

Intangible assets consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Production license at cost	28,779,986	28,779,986	4,703,381
Accumulated amortization	(19,131,215)	(22,957,458)	(3,751,832)
Total intangible assets, net	9,648,771	5,822,528	951,549

The amortization expenses for the years ended December 31, 2012, 2013 and 2014 were RMB3,826,243, RMB3,826,243 and RMB 3,826,243 ($625,305), respectively. No provision for impairment loss has been charged for the years ended December 31, 2012, 2013 and 2014.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2015	3,826,243
2016	1,996,285
Total	5,822,528